Derivative Financial Instruments - Table of Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Interest Rate Swap 3.79%	Dec. 31, 2011 Interest Rate Swap 3.79%	Dec. 31, 2012 Interest Rate Swap 1.07%	Dec. 31, 2011 Interest Rate Swap 1.07%	Jun. 30, 2013 Interest Rate Swap 1.23%	Dec. 31, 2012 Interest Rate Swap 1.23%	Mar. 29, 2012 Interest Rate Swap 1.23%	Jun. 30, 2013 Interest Rate Swap 0.86%	Dec. 31, 2012 Interest Rate Swap 0.86%	May 21, 2012 Interest Rate Swap 0.86%	Jun. 30, 2013 Interest Rate Swap 1.39%	Dec. 31, 2012 Interest Rate Swap 1.39%	Jun. 04, 2012 Interest Rate Swap 1.39%	Jun. 30, 2013 Interest Rate Swap 1.24%	Dec. 31, 2012 Interest Rate Swap 1.24%	Nov. 01, 2012 Interest Rate Swap 1.24%	Dec. 31, 2011 Interest Rate Cap 2.00%
Derivative
Notional amount				$ 17,304	$ 16,578	$ 75,000	$ 75,000	$ 200,000	$ 200,000	$ 200,000	$ 100,000	$ 100,000	$ 100,000	$ 50,000	$ 50,000	$ 50,000	$ 105,000	$ 105,000	$ 105,000	$ 9,330 [1]
Index				LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR		LIBOR	LIBOR		LIBOR	LIBOR		LIBOR	LIBOR		LIBOR
Interest rate				3.79%	3.79%	1.07%	1.07%	1.23%	1.23%		0.86%	0.86%		1.39%	1.39%		1.24%	1.24%		2.00%
Fair value, liability	(2,065)	(9,370)	(1,792)	(459)	(946)	(659)	(846)	(1,628)	(5,180)		(437)	(1,310)			(909)			(853)
Fair value, asset	$ 4,418	$ 0												$ 1,117			$ 3,301			$ 89

[1]	The associated mortgage loans were paid off in April and May 2012.